Business Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of geographical distribution of revenues and assets based on the location of the office	The following tables set forth the geographical distribution of revenues and assets based on the location of the office that generates the revenues or holds the assets and therefore may not be indicative of the geography in which the Company’s clients are located:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenues
United States	$150,113	$96,519	$494,976	$237,869
International	27,314	26,325	107,773	91,972
Total	$177,427	$122,844	$602,749	$329,841

	September 30, 2021	December 31, 2020
Assets
United States	$496,273	$406,884
International	167,387	136,069
Total	$663,660	$542,953
The following tables set forth the geographical distribution of revenues and assets based on the location of the office that generates the revenues or holds the assets and therefore may not be reflective of the geography in which the Company’s clients are located.

	Year Ended December 31,
	2020	2019	2018
Revenues
United States	$387,038	$446,320	$576,100
Rest of the world	131,948	86,977	125,889
Total	$518,986	$533,297	$701,989

	December 31,
	2020	2019
Assets
United States	$406,884	$421,530
Rest of the world	136,069	103,315
Total	$542,953	$524,845